Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$287,363,894.28	0.9180955	$262,011,626.58	0.8370978	$25,352,267.70
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$770,363,894.28	0.7703639	$745,011,626.58	0.7450116	$25,352,267.70

Weighted Avg. Coupon (WAC)	4.55%		4.54%
Weighted Avg. Remaining Maturity (WARM)	52.32		51.39
Pool Receivables Balance	$827,646,552.36		$800,891,976.95
Remaining Number of Receivables	52,798		52,036

Adjusted Pool Balance	$790,566,253.68		$765,213,985.98

III. COLLECTIONS

Principal:
Principal Collections	$25,546,142.30
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$741,059.23
Total Principal Collections	$26,287,201.53

Interest:
Interest Collections	$3,201,960.47
Late Fees & Other Charges	$45,273.35
Interest on Repurchase Principal	$-
Total Interest Collections	$3,247,233.82

Collection Account Interest	$4,339.12
Reserve Account Interest	$913.07
Servicer Advances	$-

Total Collections	$29,539,687.54

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$29,539,687.54
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$34,590,277.39
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$689,705.46		$689,705.46	$689,705.46
Collection Account Interest					$4,339.12
Late Fees & Other Charges					$45,273.35
Total due to Servicer					$739,317.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$141,287.25		$141,287.25
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$532,672.67		$532,672.67	$532,672.67

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$28,043,216.02

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$25,352,267.70

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$25,352,267.70
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$25,352,267.70		$25,352,267.70
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$25,352,267.70		$25,352,267.70

10. Available Amounts Remaining to Reserve Account					2,690,948.32

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,690,948.32

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$37,080,298.68
Beginning Period Amount	$37,080,298.68
Current Period Amortization	$1,402,307.71
Ending Period Required Amount	$35,677,990.97
Ending Period Amount	$35,677,990.97
Next Distribution Date Amount	$34,302,176.88

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	January 2012
Distribution Date	02/15/12
Transaction Month	8
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$2,690,948.32
Current Period Release to Depositor	$2,690,948.32
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.56%	2.64%	2.64%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.78%	51,402	98.68%	$790,288,765.18
30 - 60 Days	0.93%	485	1.02%	$8,185,940.97
61 - 90 Days	0.23%	119	0.23%	$1,858,025.82
91 + Days	0.06%	30	0.07%	$559,244.98
		52,036		$800,891,976.95
Total
Delinquent Receivables 61 + days past due	0.29%	149	0.30%	$2,417,270.80
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.25%	132	0.26%	$2,183,675.03
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	156	0.30%	$2,563,810.03
Three-Month Average Delinquency Ratio	0.28%		0.29%

Repossession in Current Period		59		$1,070,155.55
Repossession Inventory		74		$760,812.98

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,208,433.11
Recoveries				$(741,059.23)
Net Charge-offs for Current Period				$467,373.88

Beginning Pool Balance for Current Period				$827,646,552.36

Net Loss Ratio				0.68%
Net Loss Ratio for 1st Preceding Collection Period				0.53%
Net Loss Ratio for 2nd Preceding Collection Period				0.46%
Three-Month Average Net Loss Ratio for Current Period				0.55%

Cumulative Net Losses for All Periods				$2,631,009.84
Cumulative Net Losses as a % of Initial Pool Balance				0.25%

Principal Balance of Extensions				$2,572,791.17
Number of Extensions				140